Expense Example {- FundsManager 50% Portfolio} - 02.28 VIP FundsManager Funds Service, Service 2 Combo PRO-11 - FundsManager 50% Portfolio	Apr. 30, 2021 USD ($)
VIP FundsManager 50% Portfolio-Service VIP
Expense Example:
1 year	$ 66
3 years	235
5 years	424
10 years	971
VIP FundsManager 50% Portfolio-Service 2 VIP
Expense Example:
1 year	82
3 years	283
5 years	506
10 years	$ 1,148